Disclosure of detailed information about property, plant and equipment (Details) - USD ($)	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Statements Line Items
Property and equipment, net	$ 9,228	$ 9,822	$ 10,988
Cost [Member]
Statements Line Items
Property and equipment, net	81,712	79,690	79,252
Accumulated amortization [Member]
Statements Line Items
Property and equipment, net	72,484	69,868	68,264
Computers [Member] | Cost [Member]
Statements Line Items
Property and equipment, net	55,723	53,701	53,263
Computers [Member] | Accumulated amortization [Member]
Statements Line Items
Property and equipment, net	46,495	43,879	42,275
Furniture and equipment [Member] | Cost [Member]
Statements Line Items
Property and equipment, net	25,989	25,989	25,989
Furniture and equipment [Member] | Accumulated amortization [Member]
Statements Line Items
Property and equipment, net	$ 25,989	$ 25,989	$ 25,989